Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

Predecessor and Successor Financial Statements

The accompanying unaudited Condensed Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). For additional information, these Condensed Consolidated Financial Statements should be read in conjunction with LHLLC’s consolidated financial statements and notes as of December 31, 2015 and 2014, and for the years ended December 31, 2015, 2014 and 2013, included in the Company’s definitive proxy statement/prospectus filed with the SEC on June 16, 2016 pursuant to Rule 424(b) under the Securities Act of 1933, as amended (the “Securities Act”).
As a result of the Business Combination, the Company is the acquirer for accounting purposes and LHLLC is the acquiree and accounting predecessor. The Company’s financial statement presentation distinguishes the Company’s presentations into two distinct periods, the period up to the Acquisition Date (labeled “Predecessor”) and the period including and after that date (labeled “Successor”). The merger was accounted for as a business combination using the acquisition method of accounting, and the Successor financial statements reflect a new basis of accounting that is based on the fair value of the net assets acquired. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. See Note 4 — Business Combination for a discussion of the estimated fair values of assets and liabilities recorded in connection with the Company’s acquisition of LHLLC.
As a result of the application of the acquisition method of accounting as of the effective time of the Business Combination, the accompanying Condensed Consolidated Financial Statements include a black line division which indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are, therefore, not comparable. The period presented from July 20, 2016 through September 30, 2016 is the “Successor” period. The periods presented from July 1, 2016 through July 19, 2016 and January 1, 2016 through July 19, 2016, as well as the relevant 2015 periods, are the “Predecessor” periods.
The accompanying Condensed Consolidated Financial Statements are presented as of December 31, 2015 (Predecessor), and September 30, 2016 (Successor), and for the pre-acquisition periods from July 1, 2015 through September 30, 2015 (Predecessor), from January 1, 2015 through September 30, 2015 (Predecessor), from January 1, 2016 through July 19, 2016 (Predecessor) and the post-acquisition period from July 20, 2016 through September 30, 2016 (Successor).
The historical financial information of 1347 Capital, prior to the business combination (a special purpose acquisition company, or SPAC) has not been reflected in the Predecessor financial statements as these historical amounts have been considered de minimis. SPACs deposit the proceeds from their initial public investor offerings segregated into a trust account until a business combination occurs, where such funds are then used to either pay consideration for the acquiree or stockholders who elect to redeem their shares of common stock in connection with the vote to approve such business combination, and the SPAC operations until the closing of a business combination are nominal and de minimis. Accordingly, no other activity in the Company was reported for periods prior to July 19, 2016 besides LHLLC’s operations as Predecessor.
For the Condensed Consolidated Statements of Stockholders’ Equity and Members’ Equity, the Predecessor results reflect the equity balances and activities of LHLLC from December 31, 2015 through July 19, 2016 (prior to the closing of the business combination), and the Successor results reflect the Company’s equity balances at July 19, 2016 (prior to the closing of the business combination) and the activities for the Company through September 30, 2016.

Unaudited Interim Financial Information [Policy Text Block]

Unaudited Interim Financial Information

The accompanying interim Condensed Consolidated Balance Sheet as of September 30, 2016, the Condensed Consolidated Statements of Operations, Condensed Consolidated Statement of Stockholders’ Equity and Members’ Equity and the Condensed Consolidated Statements of Cash Flows for the periods presented are unaudited. Also, within the notes to the Condensed Consolidated Financial Statements, we have included unaudited information for these interim periods. These unaudited interim Condensed Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles. In the opinion of management, the unaudited interim Condensed Consolidated Financial Statements have been prepared on the same basis as LHLLC’s audited Consolidated Financial Statements and include all adjustments necessary for the fair presentation of the Company’s statement of financial position as of September 30, 2016 and its results of operations and its cash flows for the periods presented. Such adjustments are of a normal recurring nature. The results are not necessarily indicative of the results to be expected for the period ending December 31, 2016.
The Predecessor Condensed Consolidated Balance Sheet as of December 31, 2015 was derived from audited financial statements, but does not include all disclosures required by GAAP.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The Successor Condensed Consolidated Financial Statements include all amounts of Limbach Holdings, Inc. and its subsidiaries. The Predecessor Condensed Consolidated Financial Statements include all amounts of Limbach Holdings LLC and its subsidiaries. All intercompany balances and transactions have been eliminated.

Principles of Consolidation

These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The consolidated financial statements include all amounts of Limbach Holdings LLC and its subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of the Condensed Consolidated Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Condensed Consolidated Financial Statements of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, the reported amounts of revenues and expenses during the reported period, and the accompanying notes. Management believes that its most significant estimates and assumptions have been based on reasonable and supportable assumptions and the resulting estimates are reasonable for use in the preparation of the Condensed Consolidated Financial Statements. The Company’s significant estimates include estimates associated with revenue recognition on construction contracts, impairment of goodwill, intangibles, property and equipment, fair valuation in business combinations, insurance reserves, income tax valuation allowances and contingencies. If the underlying estimates and assumptions upon which the Condensed Consolidated Financial Statements are based change in the future, actual amounts may differ from those included in the accompanying Condensed Consolidated Financial Statements.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. The Company believes the most significant estimates and assumptions are associated with revenue recognition on construction contracts, insurance reserves, and contingencies. If the underlying estimates and assumptions upon which the consolidated financial statements are based change in the future, actual amounts may differ from those included in the accompanying consolidated financial statements.

Goodwill and Intangible Assets, Intangible Assets, Indefinite-Lived, Policy [Policy Text Block]

Intangible Assets

Goodwill and indefinite-lived intangible assets are not amortized, but are reviewed for impairment at least annually, or more frequently when events or changes in circumstances indicate that the carrying value may not be recoverable. Judgments regarding indicators of potential impairment are based on market conditions and operational performance of the business.
Annually, the Company performs an impairment analysis of goodwill. The Company may assess its goodwill for impairment initially using a qualitative approach (“step zero”) to determine whether conditions exist to indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying value. If management concludes, based on its assessment of relevant events, facts and circumstances that it is more likely than not that a reporting unit’s carrying value is greater than its fair value, then a quantitative analysis will be performed to determine if there is any impairment. The Company may also elect to initially perform a quantitative analysis instead of starting with step zero. The quantitative assessment for goodwill is a two-step assessment. “Step one” requires comparing the carrying value of a reporting unit, including goodwill, to its fair value using the income approach. The income approach uses a discounted cash flow model, which involves significant estimates and assumptions, including preparation of revenue and profitability growth forecasts, selection of a discount rate, and selection of a terminal year multiple. If the fair value of the respective reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and no further testing is required. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is to measure the amount of impairment loss, if any. “Step two” compares the implied fair value of goodwill to the carrying amount of goodwill. The implied fair value of goodwill is determined by a hypothetical purchase price allocation using the reporting unit’s fair value as the purchase price. If the carrying amount of goodwill exceeds the implied fair value, an impairment charge is recorded to write down goodwill to its implied fair value and is recorded as a selling, general and administrative expense within the Company’s consolidated statements of operations and comprehensive income (loss).
Annually, the Company also performs an impairment analysis of its indefinite-lived intangible assets. Impairment losses are recorded to the extent that the carrying value of the indefinite-lived intangible asset exceeds its fair value. The Company measures the fair value of its trade name using an income approach which uses a discounted cash flow model. The most significant estimates and assumptions inherent in this approach are the preparation of revenue and profitability growth forecasts, selection of a discount rate and a terminal year multiple.
The Company reviews intangible assets with definite lives subject to amortization whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. Intangible assets with definite lives subject to amortization are amortized on a straight-line or accelerated basis with estimated useful lives ranging from 1 to 15 years. Events or circumstances that might require impairment testing include the identification of other impaired assets within a reporting unit, loss of key personnel, the disposition of a significant portion of a reporting unit, a significant decline in stock price, or a significant adverse change in the Company’s business climate or regulations affecting the Company.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Long-Lived Assets

We evaluate the carrying value of long-lived assets including definite-lived intangibles whenever events or changes in circumstances indicate that a potential impairment has occurred. A potential impairment has occurred if the projected future undiscounted cash flows are less than the carrying value of the assets. The estimate of cash flows includes management’s assumptions of cash inflows and outflows directly resulting from the use of the asset in operations. When a potential impairment has occurred, an impairment charge is recorded if the carrying value of the long-lived asset exceeds its fair value. Fair value is measured based on a projected discounted cash flow model using a discount rate which we feel is commensurate with the risk inherent in our business. Our impairment analysis contains estimates due to the inherently judgmental nature of forecasting long-term estimated cash flows and determining the ultimate useful lives of assets. Actual results may differ, which could materially impact our impairment assessment.

Revenue Recognition, Policy [Policy Text Block]

Revenues and Cost Recognition

Revenues from fixed price and modified fixed price contracts are recognized on the percentage-of-completion method, measured by the relationship of total cost incurred to total estimated contract costs (cost-to-cost method). Revenues from time and materials contracts are recognized as services are performed. Contract revenue for long-term construction contracts is based upon management’s estimate of contract prices at completion, including revenue for additional work on which contract pricing has not been finalized (claims) but is considered probable. Changes in job performance, job conditions, and estimated profitability, including those arising from contract penalty provisions and final contract settlements, may result in revisions to estimated costs and income, and are recognized in the period in which the revisions are determined. Provisions for estimated losses on uncompleted contracts are recognized in the period in which such losses are determined.
Contract costs include direct labor, material, and subcontractor costs, and those indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs, depreciation, and insurance. Total estimated contract costs are based upon management’s current estimate of total costs at completion.
In addition to revenue recognition for long-term construction contracts, the Company recognizes revenues from service contracts as these services are performed. There are two basic types of service contracts: fixed price service contracts which are signed in advance for maintenance, repair, and retrofit work over a period of typically one year, and service contracts not signed in advance for similar maintenance, repair, and retrofit work on an as-needed basis. Fixed price service contracts are generally performed evenly over the contract period, and accordingly, revenue is recognized on a pro rata basis over the life of the contract. Revenues derived from other service contracts are recognized when the services are performed. Expenses related to all service contracts are recognized as services are provided.
Costs and estimated earnings in excess of billings on uncompleted contracts reflected in the condensed consolidated balance sheets arise when revenues have been recognized but the amounts cannot be billed under the terms of the contracts. Also included in costs and estimated earnings on uncompleted contracts are amounts the Company seeks or will seek to collect from customers or others for errors or changes in contract specifications or design, contract change orders in dispute or unapproved as to scope and price, or other customer-related causes of unanticipated additional contract costs (claims and unapproved change orders). Such amounts are recorded at estimated net realizable value when realization is probable and can be reasonably estimated. No profit is recognized on the construction costs incurred in connection with claim amounts. Claims and unapproved change orders made by the Company may involve negotiation and, in rare cases, litigation. Unapproved change orders and claims also involve the use of estimates, and it is reasonably possible that revisions to the estimated recoverable amounts of recorded claims and unapproved change orders may be made in the near term. Claims against the Company are recognized when a loss is considered probable and amounts are reasonably determinable. Billings in excess of costs and estimated earnings on uncompleted contracts represent billings in excess of revenues recognized.
In accordance with industry practice, we classify as current all assets and liabilities relating to the performance of contracts. The terms of our contracts generally range from six months to two years.
Selling, general, and administrative costs are charged to expense as incurred. Bidding and proposal costs are also recognized as an expense in the period in which such amounts are incurred.

Revenues and Cost Recognition

Revenues from fixed price and modified fixed price contracts are recognized on the percentage-of-completion method, measured by the relationship of total cost incurred to total estimated contract costs (cost-to-cost method). Revenues from time and materials contracts are recognized as services are performed.
Contract costs include direct labor, material, and subcontractor costs, and those indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs, depreciation, and insurance. Selling, general, and administrative costs are charged to expense as incurred. Bidding and proposal costs are also recognized as an expense in the period in which such amounts are incurred. Total estimated contract costs are based upon management’s current estimate of total costs at completion. Contract revenue for long-term construction contracts is based upon management’s estimate of contract prices at completion, including revenue for additional work on which contract pricing has not been finalized (claims). Changes in job performance, job conditions, and estimated profitability, including those arising from contract penalty provisions and final contract settlements, may result in revisions to estimated costs and income, and are recognized in the period in which the revisions are determined. Provisions for estimated losses on uncompleted contracts are recognized in the period in which such losses are determined. Provisions for such losses are included in Billings in excess of costs and estimated earnings on uncompleted contracts and totaled $90 and $106 as of December 31, 2015 and 2014, respectively. In the twelve months ended December 31, 2013, one of our operating locations recorded a revision in contract estimate on a project resulting in a write down to this individual project of $618. In the twelve months ended December 31, 2014, two of our operating locations recorded revisions in contract estimates on individual projects resulting in write downs to those individual projects totaling $1.2 million. Also, in the twelve months ended December 31, 2014, one of our operating locations recorded a revision in contract estimate on a project resulting in a project write up to this individual project of $861. In the twelve months ended December 31, 2015, one of our operating locations recorded a revision in contract estimate on a project resulting in a write down to this individual project of $856. Also, in the twelve months ended December 31, 2015, one of our operating locations recorded a revision in contract estimate on a project resulting in a project write up to this individual project of $718. Cumulative changes in estimates across all projects for the years ended December 31, 2015, 2014 and 2013 were not material to the financial statements.
In addition to revenue recognition for long-term construction contracts, the Company recognizes revenues from service contracts as these services are performed. There are two basic types of service contracts: fixed price service contracts which are signed in advance for maintenance, repair, and retrofit work over a period, typically of one year, and service contracts not signed in advance for similar maintenance, repair, and retrofit work on an as-needed basis. Fixed price service contracts are generally performed evenly over the contract period, and accordingly, revenue is recognized on a pro rata basis over the life of the contract. Revenues derived from other service contracts are recognized when the services are performed. Expenses related to all service contracts are recognized as services are provided. Costs and estimated earnings in excess of billings on uncompleted contracts reflected in the consolidated balance sheets arise when revenues have been recognized but the amounts cannot be billed under the terms of the contracts. Also included in Costs and estimated earnings on uncompleted contracts are amounts the Company seeks or will seek to collect from customers or others for errors or changes in contract specifications or design, contract change orders in dispute or unapproved as to scope and price, or other customer-related causes of unanticipated additional contract costs (claims and unapproved change orders). Such amounts are recorded at estimated net realizable value when realization is probable and can be reasonably estimated. No profit is recognized on the construction costs incurred in connection with claim amounts. Claims and unapproved change orders made by the Company may involve negotiation and, in rare cases, litigation. Unapproved change orders and claims also involve the use of estimates, and it is reasonably possible that revisions to the estimated recoverable amounts of recorded claims and unapproved change orders may be made in the near term. If the Company does not successfully resolve a claim and or an unapproved change order, a net expense (recorded as a reduction in revenues) may be required, in addition to amounts that have been previously provided for. Claims against the Company are recognized when a loss is considered probable and amounts are reasonably determinable. Billings in excess of costs and estimated earnings on uncompleted contracts represent billings in excess of revenues recognized.
In accordance with industry practice, we classify as current all assets and liabilities relating to the performance of long-term contracts. The term of our contracts ranges from one month to three years and, accordingly, collection or payment of amounts relating to these contracts may extend beyond one year.

Deferred Charges, Policy [Policy Text Block]

Deferred Financing Costs

Deferred financing costs representing third party, non-lender debt issuance costs are deferred and amortized using the effective interest rate method over the term of the related long-term debt agreement, and the straight-line method for the revolving credit agreement.
Deferred financing costs including lender debt discounts and premiums, and other direct lender fees are deferred and amortized using the effective interest rate method over the term of the related debt agreement.
Debt issuance costs related to term loans are reflected as a direct deduction from the carrying amount of Long-Term debt liability, in accordance with FASB Accounting Standards Update (“ASU”) 2015-03. Debt issuance costs related to revolving credit facilities are capitalized and reflected as an Other Asset.

Income Tax, Policy [Policy Text Block]

Income Taxes

Successor

The provision for income taxes includes federal, state, local and foreign taxes. The Company accounts for income taxes in accordance with Accounting Standards Codification (“ASC”) 740-10, Income Taxes, which requires the use of the asset and liability method. Under this method, deferred tax assets and liabilities and income or expense is recognized for the expected future tax consequences of temporary differences between the financial statement carrying values and their respective tax bases, using enacted tax rates expected to be applicable in the years in which the temporary differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes.
The Company evaluates the realizability of its deferred tax assets and establishes a valuation allowance when it is more likely than not that all or a portion of the deferred tax assets will not be realized. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected, scheduling of anticipated reversals of taxable temporary differences, and considering prudent and feasible tax planning strategies.
The Company determines its income tax benefits and liabilities for uncertain income tax positions based on a two-step process. The first step is recognition, where an individual tax position is evaluated as to whether it has a likelihood of greater than 50% of being sustained upon examination based on the technical merits of the position, including resolution of any related appeals or litigation processes. No tax benefit is recorded for tax positions that are currently estimated to have less than a 50% likelihood of being sustained. For tax positions that have met the recognition threshold in the first step, the Company performs the second step of measuring the benefit to be recorded. The amount of the benefit that may be recognized must have a greater than 50% likelihood of being realized on ultimate settlement. The actual benefits ultimately realized may differ from the estimates. In future periods, changes in facts, circumstances and new information may require the Company to change the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recorded in income tax expense and liability in the period in which such changes occur.
Any interest or penalties incurred related to unrecognized tax benefits are recorded as tax expense in the provision for income tax expense line item of the accompanying Condensed Consolidated Statements of Operations and Comprehensive Income (Loss). The Company has not incurred interest expense or penalties related to income taxes during any period presented in the Condensed Consolidated Financial Statements. The Condensed Consolidated Financial Statements reflect expected future tax consequences of such positions presuming the taxing authorities have full knowledge of the position and all relevant facts, but without considering time values.
Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Predecessor

The Predecessor is a limited liability company treated as a partnership for federal and state income tax purposes with all income tax liabilities and/or benefits of the Predecessor being passed through to the members. As such, no recognition of federal or state income taxes for the Predecessor or its subsidiaries that are organized as limited liability companies or limited partnerships was provided for in the accompanying Predecessor Condensed Consolidated Financial Statements.

Income Taxes

The Company is a limited liability company treated as a partnership for federal and state income tax purposes with all income tax liabilities and/or benefits of the Company being passed through to the members. As such, no recognition of federal or state income taxes for the Company or its subsidiaries that are organized as limited liability companies or limited partnerships have been provided for in the accompanying consolidated financial statements. A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company does not expect the total amount of unrecognized tax benefits to significantly change in the next 12 months.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value Measurements

The Company classifies and discloses assets and liabilities carried at fair value in one of the following three categories:
•	Level 1 — quoted prices in active markets for identical assets and liabilities;
•	Level 2 — observable market based inputs or unobservable inputs that are corroborated by market data; and
•	Level 3 — significant unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Successor

The Company believes that the carrying amounts of its financial instruments, including cash and cash equivalents, trade accounts receivable, accounts payable and amounts drawn under the revolving portion of the new senior credit facility, consist primarily of instruments without extended maturities, which approximate fair value primarily due to their short-term maturities and low risk of counterparty default. We also believe that the carrying value of the term portion of the new senior credit facility approximates its fair value due to the variable rate on such debt. Management also believes that the carrying value of the subordinated debt approximates market due to its recent issuance and comparable term sheets received from non-traditional lenders. Based on this analysis, the Company determined as of September 30, 2016 the fair value of its subordinated debt of $13.1 million approximates its carrying value.
To determine the fair value of its warrants issued in connection with the Business Combination, the Company utilized the Black-Scholes method. See Note 8 — Equity.

Predecessor

The carrying value of the Predecessor debt associated with the Company’s senior credit facility approximated its fair value due to the variable rate on such debt. The fair value of the Company’s subordinated debt was determined based upon Level 3 inputs including a comparison to current market conditions as shown by relevant indexes and average yields, security specific leverage, and seniority within the capital structure.

Fair Value Measurements

The Company classifies and discloses assets and liabilities carried at fair value in one of the following three categories:
•	Level 1 — quoted prices in active markets for identical assets and liabilities;
•	Level 2 — observable market based inputs or unobservable inputs that are corroborated by market data; and
•	Level 3 — significant unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.
The Company’s consolidated financial instruments are comprised of cash and cash equivalents, trade accounts receivable, and accounts payable which approximate fair value primarily due to their short-term maturities and low risk of counterparty default. The carrying value of the debt associated with the Company’s senior credit facility approximates its fair value due to the variable rate on such debt. The fair value of the Company’s subordinated debt was determined based upon Level 3 inputs including a comparison to current market conditions as shown by relevant indexes and average yields, security specific leverage, and seniority within the capital structure. Based on this analysis, the Company determined the fair value of its subordinated debt of $22,209 approximates its carrying value.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive income (loss)

Comprehensive income (loss) is a measure of net income (loss) including all changes in equity that result from transactions with other than stockholders, and would normally be recorded in the consolidated statements of stockholders’ and members’ equity and consolidated statements of comprehensive income (loss). The Company’s management has determined that net income (loss) is the only component of the Company’s comprehensive income (loss). Accordingly, no additional disclosures below the net income (loss) line are required for the Company’s consolidated statements of operations, and disclosure in the consolidated statements of stockholders’ and members’ equity is not required.

Stockholders' Equity Note, Redeemable Preferred Stock, Issue, Policy [Policy Text Block]

Cumulative Redeemable Convertible Preferred Stock

The Company’s cumulative redeemable convertible preferred stock is classified as temporary equity and is shown net of issuance costs. The difference in carrying value and redemption value is due to the issuance costs. Cumulative dividends are accrued at each balance sheet date so that the temporary equity carrying value will equal its redemption value at the date the temporary equity is redeemable.
Unpaid preferred dividends are accumulated, compounded at each quarterly dividend date and presented within the carrying value of the preferred stock. See Note 9 — Cumulative Redeemable Convertible Preferred Stock.

Earnings Per Share, Policy [Policy Text Block]

Earnings per Share

Successor

The Company calculates earnings per share in accordance with ASC 260 — Earnings per Share. Basic earnings per common share (“EPS”) applicable to common stockholders is computed by dividing earnings applicable to common stockholders by the weighted-average number of common shares. The Company’s basic EPS is calculated assuming that 100% of the Company’s income available to common stockholders will be distributed as dividends to common stockholders, even though the Company does not anticipate distributing 100% of its earnings as dividends.
Income available to common stockholders is computed by deducting the dividends accumulated for the period on cumulative preferred stock from income from continuing operations (if applicable) and also from net income. If there is a loss from continuing operations or a net loss, the amount of the loss is increased by those preferred dividends.
Diluted EPS assumes the dilutive effect of outstanding common stock warrants, using the treasury stock method, in accordance with ASC 260-10-45-22, and the dilutive effect of the Series A cumulative convertible preferred stock, using the if-converted method, in accordance with ASC 260-10-45-40. The if-converted method adds back preferred stock dividends to net income if dilutive.
The control number for determining whether including potential common shares in the diluted EPS computation would be antidilutive is income from continuing operations. As a result, if there is a loss from continuing operations, diluted EPS is computed in the same manner as basic EPS is computed, even if the Company had net income after adjusting for a discontinued operation or change in accounting principle. Similarly, if the Company has income from continuing operations but its preferred dividend adjustment made in computing income available to common stockholders (in accordance with ASC 260-10-45-11) results in a loss from continuing operations available to common stockholders, diluted EPS would be computed in the same manner as basic EPS.
Diluted EPS for the period from July 20, through September 30, 2016, included 800,000 potential shares related to preferred stock under the if-converted method, and excluded 4,815,676 potential shares related to warrants, 330,000 potential shares related to underwriter’s warrants, and 300,000 potential shares related to an option for underwriter’s warrants which have not been exercised.

Warrants to purchase 4,815,676 shares of common stock at prices from $11.50 to $15.00 per share were outstanding but were not included in the computation of diluted EPS because the warrants’ exercise price was greater than the average market price of the common shares during the period (in accordance with ASC 260-10-55-3).

Predecessor

The Company has not presented predecessor earnings per member unit information because it is not meaningful or comparable to the required Successor EPS information, as well as the fact that Predecessor units were not publicly traded.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

Cash and cash equivalents consist principally of currency on hand, demand deposits at commercial banks, and liquid investment funds having maturity of three months or less at the time of purchase. The Company maintains demand accounts at several domestic banks. From time to time, account balances have exceeded the maximum available Federal Deposit Insurance Corporation (FDIC) coverage limit.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

The effective dates shown in the following pronouncements are private company effective dates based upon the Company’s current status as an Emerging Growth Company.
In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606).” ASU 2014-09 provides a framework that replaces the existing revenue recognition guidance. The guidance can be applied on a full retrospective or modified retrospective basis whereby the entity records a cumulative effect of initially applying this update at the date of initial application. We have not yet selected a method of application nor have we determined the potential impact this authoritative guidance will have on our consolidated financial statements. It is effective for annual periods beginning after December 15, 2018, including interim periods within that reporting period.
In February 2016, FASB issued ASU No. 2016-02, “Leases (Topic 842).” ASU 2016-02 provides an approach for classifying leases as either finance leases or operating leases. For either classification a right-of-use asset and a lease liability will be required to be recognized, unless the term of the lease is one year or less. The guidance is required to be applied using a modified retrospective approach which includes optional practical expedients. We are currently evaluating the potential impact of this authoritative guidance on our consolidated financial statements. It is effective for annual periods beginning after December 15, 2019, including interim periods within that reporting period.
In August 2014 an accounting pronouncement was issued by the FASB which requires management to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and provide related footnote disclosures. ASU 2014-15 is effective for annual and interim reporting periods beginning on or after December 15, 2016. Early adoption is permitted for financial statements that have not been previously issued. The standard allows for either a full retrospective or modified retrospective transition method. We do not expect this standard to have any impact on our consolidated financial statements upon adoption.

Receivables, Policy [Policy Text Block]

Accounts Receivable

Accounts receivable include amounts billed to customers under retention provisions in construction contracts. Such provisions are standard in the Company’s industry and usually allow for a small portion of progress billings or the contract price to be withheld by the customer until after the Company has completed work on the project, typically for a period of six months. Based on the Company’s experience with similar contracts in recent years, billings for such retention balances at each balance sheet date are finalized and collected within the subsequent year.
The carrying value of the receivables, net of the allowance for doubtful accounts, represents their estimated net realizable value. Management provides for probable uncollectible accounts through a charge to earnings and a credit to the allowance account based on its assessment of the current status of individual accounts, type of service performed, and current economic conditions. Balances that are still outstanding after management has used reasonable collection efforts are written off through a charge to the allowance and an adjustment of the account receivable.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment are stated at cost and depreciated over the estimated useful lives of the assets using the straight-line method. Expenditures for maintenance and repairs are expensed as incurred. Leasehold improvements are amortized over the lesser of the term of the related lease or the estimated useful lives of the improvements.

Subsequent Events, Policy [Policy Text Block]

Subsequent Events

Subsequent to year end, in January 2016, the Company increased the amount of its credit facility from $30,000 to $35,000 and extended the maturity date from January 2016 to May 2018. In addition, the Company converted an existing term loan into a draw term loan facility and the amount of that facility was increased to $7,500, of which $5,500 is available to be drawn in increments not to exceed $2,000.
Subsequent to year end, in March 2016, the Company entered into a Definitive Agreement with 1347 Capital Corp (“1347 Capital”), a public company, in which 1347 Capital will merge with the Company. The Company’s current equityholders will receive aggregate consideration of $60 million, consisting of an as yet to be determined mix of cash and stock, for their interests in the Company. The transaction is expected to close in June or July 2016 and is subject to the approval of 1347 Capital’s stockholders.
The Company evaluated subsequent events through April 15, 2016 that required incremental disclosure or adjustment to the December 31, 2015 consolidated financial statements.

Self Insurance Reserve [Policy Text Block]

Self-Insurance

The Company purchases workers’ compensation and general liability insurance under policies with per-incident deductibles of $250 and a maximum aggregate deductible loss limit per year. The aggregate limit for workers’ compensation and general liability claims varies annually based on the amount of annual gross payroll. For the years 2015 and 2014 the aggregate limit for workers’ compensation and general liability claims fell in a range of $3,400 to $4,200. Losses incurred over primary policy limits are covered by umbrella and excess policies up to specified limits with an independent insurer. The Company accrues for the unfunded portion of costs for both reported claims and claims incurred but not reported. The liability for unfunded reported claims and future claims is reflected on the consolidated balance sheets as current and non-current liabilities. The liability is determined by determining a reserve for each reported claim on a case-by-case basis based on the nature of the claim and historical loss experience for similar claims plus an allowance for the cost of incurred but not reported claims. The current portion of the liability is included in Accrued expenses and other current liabilities on the consolidated balance sheets. The non-current portion of the liability is included in Other long-term liabilities on the consolidated balance sheets.
The Company is self-insured related to medical and dental claims under policies with annual per-claimant and annual aggregate stop-loss limits. The per claimant limit for medical claims was $175 and $150 for years 2015 and 2014, respectively. The per claimant limit for dental claims was $1.5 for years 2015 and 2014, respectively. The aggregate limit for medical claims varies annually based on the number of covered employees. For the years 2015 and 2014 the aggregate limit for medical claims fell in a range of $5,000 to $5,500. There is no aggregate limit for dental claims. The Company accrues for the unfunded portion of costs for both reported claims and claims incurred but not reported. The liability for unfunded reported claims and future claims is reflected on the consolidated balance sheets as a current liability in Accrued expenses and other current liabilities.
The components of the self-insurance are reflected below:

	2015	2014
Current liability – workers’ compensation and general liability	$619	$345
Current liability – medical and dental	259	248
Non-current liability	531	1,100
Total liability	1,409	1,693
Cash and cash equivalents-restricted	63	63
The restricted cash balance represents an imprest cash balance set aside for the funding of workers’ compensation and general liability insurance claims. This amount is replenished either when depleted or the beginning of each month.

Segment Reporting, Policy [Policy Text Block]

Segment Disclosure

The Company manages and measures performance of our business in two distinct operating segments: Construction and Service. The significant accounting policies described in this note are utilized within our segment reporting.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock Based Compensation

The Company measures future compensation expense for all stock options based on the fair value of the awards at the grant date using the Black-Scholes option pricing model. The Company’s stock options can only be exercised in conjunction with a change in control of the Company, consummation of an initial public offering, or dissolution of the Company, as defined by the agreement. Compensation expense for all outstanding options will be recorded upon a qualifying exercise event.

Interest in Unincorporated Joint Ventures or Partnerships, Policy [Policy Text Block]

Joint Ventures

The Company accounts for its participation in joint ventures under the equity method of accounting. The Company’s entry into these joint ventures is for the purpose of bidding, negotiating and completing specific projects. The Company and its JV partner(s) separately enter into their own sub-contracts with the joint venture for each party’s respective portion of the work. All revenues and expenses and the related contract assets and liabilities related to Limbach’s sub-contract are recorded within the Company’s statement of operations and balance sheet, similarly to any other construction project. The joint venture itself does not accumulate any profits or losses as the joint venture revenues are equal to the sub-contracts it issues to the joint venture parties. The Company has exposure to losses in the event of failure or non-performance by its joint venture partners under the applicable sub-contract between the joint venture partner and the joint venture entity, by virtue of the terms of the joint venture agreement governing the joint venture entity. Under such circumstances, the Company could be required to perform or correct the work of its joint venture partner and could incur losses in the performance of that scope of work to the extent the Company’s cost incurred to complete the remaining scope of work under the joint venture partner’s sub-contract exceeds the amount remaining to be billed under the sub-contract. The amount of these potential losses could vary substantially depending on the nature of the failure or non-performance, the size of the project, and the joint venture’s contractual indemnification obligations consistent with industry norms. However, subject to these uncertainties, the Company believes the potential losses in the event of failure or non-performance by its joint venture partners as a whole would generally be less than the applicable joint venture partners’ sub-contract value for such projects less the work performed to date by the joint venture partner. The value of the joint venture partners’ sub-contracts open less work already performed by the joint venture partners was $27,300 at December 31, 2015. Actual losses attributable to failure or non-performance by the Company’s joint venture partners were approximately $75, $0 and $0 during each of the years ended December 31, 2015, 2014 and 2013. The Company had no amounts accrued at December 31, 2015 or 2014 for expected losses from joint venture partner non-performance.
The voting power and management of the joint ventures is shared by all joint venture partners, qualifying these entities for joint venture treatment under GAAP. The shared voting power and management responsibilities allow the Company to exercise significant influence without controlling the joint venture entity. As such the Company applies the equity method of accounting as defined in ASC 323.